Financial instruments (Detail 3) - Accounts Receivable From Card Issuers [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance Accounts For Credit Losses Of Financial Assets	R$ 76,912	R$ 60,888	R$ 55,619
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	74,159	60,830
Reversal, allowance account for credit losses of financial assets	R$ (58,135)	R$ (55,561)